Acquisitions, Joint-Venture Funding and Divestiture	3 Months Ended
Mar. 31, 2014
Business Combinations [Abstract]
Acquisitions, Joint-Venture Funding and Divestiture
Acquisitions, Joint-Venture Funding and Divestiture
For the three months ended March 31, 2014, the Company paid approximately $25 million, including interest, towards the future funding commitment related to the joint-venture agreement it entered into with an affiliate of Anadarko Petroleum Corporation (“Anadarko”) in April 2012. As of February 2014, the Company had fully funded the total commitment of $400 million.
During the three months ended March 31, 2014, the Company completed small acquisitions of oil and natural gas properties located in its various operating regions. The Company, in the aggregate, paid approximately $600,000 in total consideration for these properties.
Acquisitions - 2013
Berry Acquisition
On December 16, 2013, the Company completed the transactions contemplated by the merger agreement between the Company, LinnCo, LLC (“LinnCo”), an affiliate of LINN Energy, and Berry Petroleum Company, now Berry Petroleum Company, LLC (“Berry”), under which LinnCo acquired all of the outstanding common shares of Berry and the contribution agreement between LinnCo and the Company, under which LinnCo contributed Berry to the Company in exchange for LINN Energy units. Under the merger agreement, as amended, Berry’s shareholders received 1.68 LinnCo common shares for each Berry common share they owned, totaling 93,756,674 LinnCo common shares. Under the contribution agreement, LinnCo contributed Berry to LINN Energy in exchange for 93,756,674 newly issued LINN Energy units, after which Berry became an indirect wholly owned subsidiary of LINN Energy. The transaction has a value of approximately $4.6 billion, including the assumption of approximately $2.3 billion of Berry’s debt and net of cash acquired of approximately $451 million.
This acquisition was accounted for under the acquisition method of accounting. Accordingly, the Company conducted assessments of net assets acquired and recognized amounts for identifiable assets acquired and liabilities assumed at their estimated fair values on the acquisition date, while transaction and integration costs associated with the acquisitions were expensed as incurred. The initial accounting for the business combination is not complete and adjustments to provisional amounts, or recognition of additional assets acquired or liabilities assumed, may occur as more detailed analyses are completed and additional information is obtained about the facts and circumstances that existed as of the acquisition date. The results of operations of the acquisition have been included in the condensed consolidated financial statements since the acquisition date.
The following unaudited pro forma financial information presents a summary of the Company’s consolidated results of operations for the three months ended March 31, 2013, assuming the Berry acquisition had been completed as of January 1, 2013, including adjustments to reflect the values assigned to the net assets acquired:

Three Months Ended March 31, 2013
(in thousands, except per unit amounts)

Total revenues and other	$645,209
Total operating expenses	$669,912
Net loss	$(157,320)

Net loss per unit:
Basic	$(0.49)
Diluted	$(0.49)

The pro forma condensed combined statement of operations includes adjustments to:

•	Reflect the results of Berry.

•
Reflect incremental depreciation, depletion and amortization expense, using the units-of-production method, related to oil and natural gas properties acquired and using an estimated useful life of 20 years for other property and equipment.

•	Reflect a reduction in interest expense related to the amortization of the adjustment to fair value of Berry’s debt using the effective interest method.

•
Exclude transaction costs included in the historical statement of operations for the three months ended March 31, 2013, as they reflect nonrecurring charges not expected to have a continuing impact on the combined results.

•	Reflect approximately 93.8 million LINN Energy units assumed to be issued in conjunction with the transaction on January 1, 2013.
Divestiture – 2013
On May 31, 2013, the Company, through one of its wholly owned subsidiaries, together with the Company’s partners, Panther Energy, LLC and Red Willow Mid-Continent, LLC, completed the sale of its interests in certain oil and natural gas properties located in the Mid-Continent region (“Panther Operated Cleveland Properties”) to Midstates Petroleum Company, Inc. At March 31, 2013, the carrying value of these properties was reduced to fair value less costs to sell, resulting in an impairment charge of approximately $57 million for the three months ended March 31, 2013. The fair value was estimated using Level 2 inputs consisting of the mutually agreed upon selling price the Company expected to receive upon the sale, and the properties were classified as “assets held for sale” at March 31, 2013. The charge is included in “impairment of long-lived assets” on the condensed consolidated statement of operations.